Initial Public Offering (Details) - USD ($)			8 Months Ended		9 Months Ended	12 Months Ended
	Sep. 07, 2021	Sep. 07, 2021	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022	Aug. 17, 2023
Initial Public Offering [Line Items]
Proceeds received from initial public offering, gross (in Dollars)				$ 240,000,000
Price per founder share (in Dollars per share)					$ 0.004		$ 1
Deferred underwriting commissions (in Dollars)			$ 12,000,000		$ 6,600,000	$ 12,000,000
Warrant [Member]
Initial Public Offering [Line Items]
Derivative warrant liabilities (in Dollars)	$ 668,000	$ 668,000
Class of warrants or rights exercise price (in Dollars per share)					$ 1
IPO [Member]
Initial Public Offering [Line Items]
Number of units issued		24,000,000			24,000,000
Proceeds received from initial public offering, gross (in Dollars)					$ 241,200,000
Price per founder share (in Dollars per share)					$ 10.05
IPO [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Derivative warrant liabilities (in Dollars)	$ 668,000	$ 668,000
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Additional units					3,600,000
Overallotment option vesting period						45 days
Common stock shares subscribed but not yet issued			3,600,000			3,600,000
Class A Common Stock [Member]
Initial Public Offering [Line Items]
Proceeds received from initial public offering, gross (in Dollars)			$ 240,000,000			$ 240,000,000
Holder to purchase share	1	1
Class of warrants or rights exercise price (in Dollars per share)	$ 11.5	$ 11.5
Class of warrants or rights number of shares covered by each warrants or right	1	1	20,700,000			20,700,000
Class A Common Stock [Member] | IPO [Member]
Initial Public Offering [Line Items]
Number of units issued	24,000,000
Proceeds received from initial public offering, gross (in Dollars)	$ 240,000,000	$ 240,000,000
Offering costs (in Dollars)	17,500,000	17,500,000
Deferred underwriting commissions (in Dollars)	12,000,000	$ 12,000,000
Number of shares in a unit		1
Stock issued during period shares		24,000,000
Offering costs (in Dollars)		$ 17,500,000
Deferred underwriting commissions (in Dollars)	$ 12,000,000	12,000,000
Offering costs allocated to derivative warrant liabilities (in Dollars)		668,000
Anchor Investor [Member]
Initial Public Offering [Line Items]
Number of units issued					23,760,000
Anchor Investor [Member] | Founder Shares [Member]
Initial Public Offering [Line Items]
Price per founder share (in Dollars per share)					$ 2.37
Estimated fair value of shares sold to investor (in Dollars)		$ 3,200,000			$ 3,200,000
Estimated fair value of shares sold to investor’s price per share (in Dollars per share)		$ 2.37
Anchor Investor [Member] | IPO [Member]
Initial Public Offering [Line Items]
Number of shares purchased by investor		23,760,000
Stock issued during period shares		24,000,000
Sponsor [Member] | Anchor Investor [Member] | Founder Shares [Member]
Initial Public Offering [Line Items]
Number of shares purchased by investor					1,350,000
Price per founder share (in Dollars per share)	$ 0.004	$ 0.004
Aggregate number of shares transferred to investor		1,350,000